[USAA                        USAA MUTUAL FUND, INC.
EAGLE                     SUPPLEMENT DATED MAY 2, 2005
LOGO(R)]              TO THE INTERMEDIATE-TERM BOND FUND'S
                       PROSPECTUS DATED DECEMBER 1, 2004



THE FOLLOWING SENTENCE HAS BEEN INSERTED AS THE SECOND PARAGRAPH ON PAGE 10:

With respect to its remaining assets, the Fund may invest in investment-grade preferred securities.

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

[USAA                     SUPPLEMENT DATED MAY 2, 2005
EAGLE                    TO THE USAA MUTUAL FUND, INC.
LOGO(R)]              STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2004



THE PARAGRAPH RELATING TO EQUITY SECURITIES ON PAGE 11 OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI) HAS BEEN DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

EQUITY SECURITIES

Each Fund (except the Short-Term Bond and Money Market Funds) may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities (although the Intermediate-Term Bond Fund's investments in equity securities are limited to preferred securities). As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE PARAGRAPH RELATING TO PREFERRED STOCKS ON PAGE 11 OF THE SAI:

The Intermediate-Term Bond Fund may invest only in investment-grade preferred securities.


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